Investments in equity-accounted Investees - Schedule of Interests in Other Entities (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in equity-accounted Investees [Abstract]
Associates	$ 5,820,759	$ 5,973,127
Joint ventures	178,720	312,738
Total	$ 5,999,479	$ 6,285,865